Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Revenue
Power Delivery	$ 4,378	$ 4,650	$ 5,114
Pepco Energy Services	256	330	304
Other	41	32	42
Total Operating Revenue	4,675	5,012	5,460
Operating Expenses
Fuel and purchased energy	2,123	2,537	3,127
Other services cost of sales	170	172	140
Other operation and maintenance	901	895	857
Restructuring charge			30
Depreciation and amortization	454	425	392
Other taxes	432	451	434
Gains on early terminations of finance leases held in trust	(39)	(39)
Deferred electric service costs	(5)	(63)	(108)
Impairment losses	12
Effects of Pepco divestiture-related claims			11
Total operating expenses	4,048	4,378	4,883
Operating Income	627	634	577
Other Income (Expenses)
Interest and dividend income	1	1
Interest expense	(266)	(253)	(292)
Gain (loss) from equity investments	1	(3)	(1)
Loss on extinguishment of debt			(189)
Impairment losses	(1)	(5)
Other income	35	32	22
Total Other Expenses	(230)	(228)	(460)
Income from Continuing Operations Before Income Tax Expense	397	406	117
Income Tax Expense (Benefit) Related to Continuing Operations	138	148	(2)
Net Income from Continuing Operations	259	258	119
Income (Loss) from Discontinued Operations, net of Income Taxes	26	(1)	(87)
Net Income	$ 285	$ 257	$ 32
Basic Share Information
Weighted average shares outstanding - Basic (millions)	229	226	224
Earnings per share of common stock from Continuing Operations - Basic	$ 1.13	$ 1.14	$ 0.53
Earnings (loss) per share of common stock from Discontinued Operations - Basic	$ 0.12		$ (0.39)
Earnings per share - Basic	$ 1.25	$ 1.14	$ 0.14
Diluted Share Information
Weighted average shares outstanding - Diluted (millions)	230	226	224
Earnings per share of common stock from Continuing Operations - Diluted	$ 1.12	$ 1.14	$ 0.53
Earnings (loss) per share of common stock from Discontinued Operations - Diluted	$ 0.12		$ (0.39)
Earnings per share - Diluted	$ 1.24	$ 1.14	$ 0.14